Revenues, Recombinant Protein Therapeutic Candidate -2017 Agreement with Essex Bio-Technology Limited (Details) - CHF (SFr) SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Recognized revenues	SFr 1,403	SFr 2,305	SFr 2,028	SFr 1,458	SFr 16,422	SFr 1,074	SFr 753	SFr 2,006	SFr 7,194	SFr 20,255	SFr 23,214
Recombinant Protein Therapeutic Candidate [Member] | 2017 agreement, Essex Bio-Technology Limited [Member]
Revenues [Abstract]
Period to provide notice of termination of agreement									60 days
Period for initial contract									5 years
Period for initial research plan									2 years
Recognized revenues									SFr 700	SFr 100	SFr 0
Total potential collaboration agreement value remaining	SFr 800								SFr 800